Audit Information	12 Months Ended
Mar. 31, 2024
Auditor [Table]
Auditor Name	ZH CPA, LLC
Auditor Firm ID	6413
Auditor Location	Denver, Colorado
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of J-Long Group Limited and its subsidiaries (the “Company”) as of March 31, 2024 and 2023, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for each of the three years in the period ended March 31, 2024, and the related notes (collectively referred to as the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2024 and 2023, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2024, in conformity with accounting principles generally accepted in the United States of America.